Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Investments and loan receivable
Cash deposits	$ 187.7	$ 523.7
Term deposits	10.0	10.5
Cash and cash equivalents	$ 197.7	$ 534.2	$ 378.5	$ 132.1